Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$493,313.32

Principal:
Principal Collections	$8,113,610.46
Prepayments in Full	$3,220,048.36
Liquidation Proceeds	$178,509.72
Recoveries	$45,618.71
Sub Total	$11,557,787.25
Collections	$12,051,100.57

Purchase Amounts:
Purchase Amounts Related to Principal	$223,521.09
Purchase Amounts Related to Interest	$1,254.07
Sub Total	$224,775.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,275,875.73

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,275,875.73
Servicing Fee	$118,678.12	$118,678.12	$0.00	$0.00	$12,157,197.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,157,197.61
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,157,197.61
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,157,197.61
Interest - Class A-4 Notes	$44,967.55	$44,967.55	$0.00	$0.00	$12,112,230.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,112,230.06
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$12,025,848.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,025,848.89
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$11,963,039.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,963,039.14
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$11,882,316.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,882,316.14
Regular Principal Payment	$10,491,457.10	$10,491,457.10	$0.00	$0.00	$1,390,859.04
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,390,859.04
Residuel Released to Depositor	$0.00	$1,390,859.04	$0.00	$0.00	$0.00
Total		$12,275,875.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,491,457.10
Total					$10,491,457.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,491,457.10	$54.40	$44,967.55	$0.23	$10,536,424.65	$54.63
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$10,491,457.10	$7.56	$274,881.47	$0.20	$10,766,338.57	$7.76

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$34,152,569.24	0.1771031	$23,661,112.14	0.1226982
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$129,382,569.24	0.0932306	$118,891,112.14	0.0856706

Pool Information
Weighted Average APR	4.243%	4.264%
Weighted Average Remaining Term	19.64	18.87
Number of Receivables Outstanding	18,976	18,192
Pool Balance	$142,413,744.05	$130,608,067.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$129,382,569.24	$118,891,112.14
Pool Factor	0.0925770	0.0849026

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$11,716,955.45
Targeted Overcollateralization Amount	$11,716,955.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,716,955.45

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	47

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		94	$69,986.83
(Recoveries)		168	$45,618.71
Net Losses for Current Collection Period			$24,368.12
Cumulative Net Losses Last Collection Period			$11,995,607.43
Cumulative Net Losses for all Collection Periods			$12,019,975.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.21%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.39%	470	$4,424,525.10
61-90 Days Delinquent	0.34%	42	$447,189.72
91-120 Days Delinquent	0.11%	10	$138,102.19
Over 120 Days Delinquent	0.96%	111	$1,254,395.61
Total Delinquent Receivables	4.80%	633	$6,264,212.62

Repossession Inventory:
Repossessed in the Current Collection Period		6	$45,713.31
Total Repossessed Inventory		7	$71,204.63

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.0498)%
Preceding Collection Period			0.5931%
Current Collection Period			0.2142%
Three Month Average			0.2525%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8505%
Preceding Collection Period			0.8748%
Current Collection Period			0.8960%
Three Month Average			0.8738%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer